Stock-Based Compensation (Stock Options Range of Exercise Prices) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Unexercisable
Number Outstanding	790,000
Weighted Average Exercise Price	$ 0.99
Total
Number Outstanding	790,000
$0.25 per share [Member]
Exercisable
Number Outstanding	70,000
Unexercisable
Number Outstanding	177,000
Weighted Average Exercise Price	$ 0.25
Total
Number Outstanding	107,000
$1.59 per share [Member]
Exercisable
Number Outstanding	119,250
Unexercisable
Number Outstanding	288,250
Weighted Average Exercise Price	$ 1.59
Total
Number Outstanding	169,000
$0.25 per share [Member]
Range of Exercise Prices (Lower)	$ 0.25	$ 0.25
Range of Exercise Prices (Upper)	$ 0.25	$ 0.25
Exercisable
Number Outstanding		23,750
Weighted Average Exercise Price		$ 0.25
Unexercisable
Number Outstanding		169,500
Weighted Average Exercise Price		$ 0.25
Total
Number Outstanding		193,250
Weighted Average Exercise Price		$ 0.25
$1.59 per share [Member]
Range of Exercise Prices (Lower)	$ 1.59	$ 1.59
Range of Exercise Prices (Upper)	$ 1.59	$ 1.59
Exercisable
Number Outstanding
Weighted Average Exercise Price
Unexercisable
Number Outstanding		492,000
Weighted Average Exercise Price		$ 1.59
Total
Number Outstanding		492,000
Weighted Average Exercise Price		$ 1.59
$0.99 per share [Member]
Range of Exercise Prices (Lower)	$ 0.99	$ 0.99
Range of Exercise Prices (Upper)	$ 0.99	$ 0.99
Exercisable
Number Outstanding
Weighted Average Exercise Price
Unexercisable
Number Outstanding		1,010,000
Weighted Average Exercise Price		$ 0.99
Total
Number Outstanding		1,010,000
Weighted Average Exercise Price		$ 0.99